Schedule of loans receivable and related allowance for doubtful accounts (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Receivables [Abstract]
Loans		¥ 4,384,088	¥ 1,341,938
Credit loss allowance for loans receivable		(226,467)	(214,550)	¥ (294,355)	¥ (427,873)
Loans receivable, net	$ 569,592	¥ 4,157,621	¥ 1,127,388